UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

 (Address of principal executive offices)

  (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

5/31

Date of reporting period:  8/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2009
Principal Amount ($)			Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 78.9%
	AGRICULTURE - 2.2%
1,000,000	Altria Group, Inc.		8.500	11/10/2013	$ 1,157,371
3,000,000	Reynolds American, Inc. (a)		1.329	6/15/2011	2,836,725
					3,994,096
	AIRLINES - 1.1%
2,000,000	United Air Lines, Inc.		12.750	7/15/2012	1,930,000

	AUTO MANUFACTURERS - 3.7%
3,025,000	Daimler Finance North America LLC		4.875	6/15/2010	3,087,835
3,500,000	Daimler Finance North America LLC		7.200	9/1/2009	3,500,000
					6,587,835
	AUTO PARTS & EQUIPMENT - 1.1%
2,000,000	Goodyear Tire & Rubber Co.		7.857	8/15/2011	2,000,000

	BANKS - 24.3%
2,000,000	American Express Bank FSB (a)		0.575	6/12/2017	1,643,920
500,000	Bank of America Corp.		5.490	3/15/2019	453,601
5,000,000	Bank of America NA (a)		0.909	6/15/2016	4,144,025
2,000,000	Citigroup, Inc. (a)		0.519	5/18/2011	1,914,582
2,000,000	Citigroup, Inc. (a)		0.752	11/5/2014	1,684,770
6,000,000	Fifth Third Bancorp (a)		1.029	12/20/2016	4,027,938
2,000,000	FleetBoston Financial Corp.		7.375	12/1/2009	2,028,384
4,000,000	Goldman Sachs Group, Inc. (a)		1.059	3/22/2016	3,660,844
3,065,000	Goldman Sachs Group, Inc. (a)		1.201	9/29/2014	2,895,668
1,977,000	Goldman Sachs Group, Inc.		7.350	10/1/2009	1,988,020
4,000,000	Governor & Co. of the Bank of Ireland (a)		0.663	12/18/2009	3,974,249
2,000,000	JPMorgan Chase Bank NA (a)		0.959	6/13/2016	1,731,788
1,000,000	Morgan Stanley (a)		0.788	1/9/2012	967,328
2,000,000	Morgan Stanley (a)		0.960	10/18/2016	1,773,614
5,000,000	National City Bank (a)		0.999	6/7/2017	4,354,800
1,000,000	Rabobank Nederland NV (b)		4.200	5/13/2014	1,036,819
1,000,000	Wachovia Corp. (a)		0.511	3/1/2012	972,552
2,500,000	Wachovia Corp. (a)		0.831	10/28/2015	2,128,975
2,000,000	Wachovia Corp. (a)		0.879	10/15/2016	1,655,400
550,000	Wachovia Corp.		6.605	10/1/2025	564,756
					43,602,033
	COMMERCIAL SERVICES - 1.1%
2,000,000	Hertz Corp.		10.500	1/1/2016	1,980,000

	DIVERSIFIED FINANCIAL SERVICES - 15.4%
750,000	American General Finance Corp.		3.875	10/1/2009	742,900
500,000	American Honda Finance Corp. (a,b)		1.359	6/20/2011	484,184
5,000,000	American Honda Finance Corp. (a,b)		3.156	6/2/2011	4,994,060
2,000,000	American Honda Finance Corp. (a,b)		1.024	3/16/2010	1,997,094
1,000,000	Bear Stearns Cos. LLC		6.950	8/10/2012	1,118,009
700,000	General Electric Capital Corp. (a)		0.645	4/10/2012	666,994
3,000,000	General Electric Capital Corp. (a)		0.889	9/15/2014	2,654,016
4,000,000	General Electric Capital Corp. (a)		0.929	12/20/2016	3,367,816
1,000,000	General Electric Capital Corp.		5.720	8/22/2011	1,016,319
1,000,000	Heller Financial, Inc.		7.375	11/1/2009	1,011,034
4,000,000	HSBC Finance Corp. (a)		0.772	4/24/2012	3,847,144
2,000,000	HSBC Finance Corp. (a)		1.098	6/1/2016	1,710,188
1,000,000	Merrill Lynch & Co., Inc.		5.450	7/15/2014	1,005,636
2,400,000	SLM Corp.		5.000	10/1/2013	1,760,167
1,500,000	Textron Financial Corp. (a)		0.523	2/25/2011	1,352,652
					27,728,213
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2009
Principal Amount ($)			Coupon Rate (%)	Maturity	Value
	ELECTRIC - 0.5%
1,000,000	Nisource Finance Corp. (a)		0.977	11/23/2009	$ 994,794

	ENVIRONMENTAL CONTROL - 2.1%
1,000,000	Allied Waste North America, Inc.		6.500	11/15/2010	1,029,047
2,600,000	Waste Management, Inc.		7.375	8/1/2010	2,732,156
					3,761,203
	FOOD - 0.6%
1,000,000	Kraft Foods, Inc.		5.625	11/1/2011	1,079,015

	GAS - 0.7%
1,200,000	Energen Corp.		7.625	12/15/2010	1,258,570

	HEALTHCARE SERVICES - 1.1%
2,000,000	UnitedHealth Group, Inc. (a)		0.472	6/21/2010	1,984,740

	HOME BUILDERS - 0.1%
500,000	William Lyon Homes, Inc.		10.750	4/1/2013	207,500

	INSURANCE - 6.4%
1,000,000	Ambac Financial Group, Inc. (a)		6.150	2/7/2087	90,000
1,000,000	Fidelity National Financial, Inc.		7.300	8/15/2011	997,642
1,000,000	Hartford Financial Services Group, Inc.		5.250	10/15/2011	998,042
1,200,000	MBIA Insurance Corp. (a,b)		14.000	1/15/2033	504,000
2,000,000	Metropolitan Life Global Funding I (a,b)		2.550	6/10/2011	1,997,694
1,000,000	Monumental Global Funding III (a,b)		0.350	5/26/2010	979,280
3,250,000	Principal Life Income Funding Trusts (a)		0.600	11/15/2010	3,177,190
2,000,000	Principal Life Income Funding Trusts (a)		0.644	11/8/2013	1,722,072
1,000,000	Unum Group		7.625	3/1/2011	1,032,329
					11,498,249
	IRON/STEEL - 0.3%
500,000	AK Steel Corp.		7.750	6/15/2012	503,819

	LEISURE TIME - 0.5%
800,000	Royal Caribbean Cruises Ltd.		8.750	2/2/2011	836,668

	MEDIA - 4.0%
1,000,000	CBS Corp.		6.625	5/15/2011	1,038,269
5,000,000	COX Communications, Inc.		4.625	1/15/2010	5,056,065
1,000,000	Time Warner, Inc.		6.750	4/15/2011	1,043,427
					7,137,761
	MINING - 5.5%
2,983,000	Alcoa, Inc.		7.375	8/1/2010	3,095,047
6,000,000	Freeport-McMoRan Copper & Gold, Inc. (a)		4.995	4/1/2015	5,805,540
1,000,000	Rio Tinto Alcan, Inc.		6.450	3/15/2011	1,045,340
					9,945,927
	MISCELLANEOUS MANUFACTURING - 0.5%
1,000,000	Bombardier, Inc. (b)		8.000	11/15/2014	981,250

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2009
Principal Amount ($)			Coupon Rate (%)	Maturity	Value
	OFFICE/BUSINESS EQUIPMENT - 1.2%
2,000,000	Xerox Corp.		7.125	6/15/2010	$ 2,068,740

	OIL & GAS - 0.5%
1,000,000	Tesoro Corp.		6.250	11/1/2012	960,816

	PIPELINES - 0.6%
1,000,000	Kinder Morgan Finance Co. ULC		5.350	1/5/2011	1,007,500

	REITS - 2.0%
900,000	OnBoard Promissory Note (c,d)		8.000	12/17/2010	900,000
2,718,000	Simon Property Group LP		4.600	6/15/2010	2,772,123
					3,672,123
	RETAIL - 1.7%
3,000,000	CVS Caremark Corp. (a)		0.661	6/1/2010	2,995,107

	TRANSPORTATION - 1.1%
2,000,000	Kansas City Southern de Mexico SA de CV		9.375	5/1/2012	1,980,000

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
123,533	Federal Home Loan Mortgage Corp. Series 3068YO (c,e,f)		0.000	1/15/2035	123,070
484,307	Federal Home Loan Mortgage Corp. Series 3107YO (c,e,f)		0.000	2/15/2036	423,011
296,499	Federal Home Loan Mortgage Corp. Series 3213OB (c,e,f)		0.000	9/15/2036	283,156
301,548	Federal Home Loan Mortgage Corp. Series 3213OH (c,e,f)		0.000	9/15/2036	282,984
5,000	United States Treasury STRIPS Coupon (g)		0.000	11/15/2015	4,153
					1,116,374

	TOTAL BONDS & NOTES ( Cost - $138,122,124)				141,812,333

Shares
	AUCTION RATE PREFERRED STOCKS - 3.9%
18	BlackRock Floating Rate Income Trust, Ser. W7 (d,h)		1.503		450,000
114	Boulder Growth & Income Fund Inc., Ser. M28 (d,h)		1.523		2,850,000
3	Claymore Dividend & Income Fund Ser. W7 (d,h)		1.753		75,000
27	Eaton Vance Floating-Rate Income Trust Ser. D (d,h)		1.529		675,000
13	Eaton Vance Floating-Rate Income Trust Ser. E (d,h)		1.523		325,000
39	Eaton Vance Senior Floating-Rate Trust Ser. C (d,h)		0.332		975,000
27	Eaton Vance Senior Floating-Rate Trust Ser. D (d,h)		0.332		675,000
24	Evergreen Multi-Sector Income Fund Ser. T28 (d,h)		1.525		600,000
7	Neuberger Berman Real Estate Securities Income Fund Inc., Ser. H (d,h)		1.526		175,000
10	Nuveen Floating Rate Income Fund Ser. W (d,h)		1.503		250,000
	TOTAL AUCTION RATE PREFERRED STOCKS ( Cost - $7,050,000)				7,050,000

	PREFERRED STOCKS - 0.2%
3,800	Federal National Mortgage Association Series 2008-1 (i)		8.75		11,362
200,000	Federal National Mortgage Association Series S (i)		8.25		400,000
	TOTAL PREFERRED STOCKS ( Cost - $2,039,455)				411,362

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2009
Principal Amount ($)			Coupon Rate (%)	Maturity	Value
	SHORT-TERM INVESTMENTS - 16.3%
	MONEY MARKET FUND- 13.5%
24,290,317	Fifth Third U.S. Treasury Money Market Fund, 0.05% (a)				$ 24,290,317

	MUNICIPAL - 2.8%
5,000,000	Baltimore County		0.500	9/14/09	4,999,097

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $29,289,414)				29,289,414

	TOTAL INVESTMENTS - 99.3% ( Cost - $176,500,993) (j)				$ 178,563,109
	OTHER ASSETS LESS LIABILITIES - 0.7%				1,180,727
	NET ASSETS - 100.0%				$ 179,743,836

STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at August 31, 2009.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2009, these securities amounted to $12,974,381 or 7.24% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	The Advisor has determined these securities to be illiquid.
(e)	Collateralized mortgage obligation (CMO)
(f)	Principal only bond - non income producing
(g)	Zero coupon security. Payment received at maturity.
(h)	Rate shown represents the interest rate as of August 31, 2009.
(i)	Non income producing security
(j)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation				$ 5,607,623
	Unrealized depreciation				(3,545,507)
	Net unrealized appreciation				$ 2,062,116

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2009

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3		Total
Bonds & Notes	$ -	$ 140,912,333	$ 900,000		$ 141,812,333
Auction Rate Preferred Stock	$ -	$ 7,050,000	$ -		$ 7,050,000
Preferred Stock	$ 411,362	$ -	$ -		$ 411,362
Municipal	$ -	$ 4,999,097	$ -		$ 4,999,097
Money Market	$ -	$ 24,290,317	$ -		$ 24,290,317
Total	$ 411,362	$ 177,251,747	$ 900,000		$ 178,563,109

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Bonds & Notes	Total
Beginning balance	$ -	$ -
Total realized gain (loss)	$ -	$ -
Change in unrealized appreciation (depreciation)	$ -	$ -
Cost of purchases	$ 900,000	$ 900,000
Proceeds from sales	$ -	$ -
Accrued interest	$ -	$ -
Net transfers in/out of level 3	$ -	$ -
Ending balance	$ 900,000	$ 900,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2009 includes:
	$ -	$ -

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/14/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/14/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/14/09